Equity (Details) - USD ($)		12 Months Ended
		Jun. 30, 2023	Dec. 23, 2022	Aug. 31, 2022	Jun. 30, 2022
Equity (Details) [Line Items]
Ordinary shares, shares outstanding		44,069,300			9,737,486
Conversion ratio		0.7807324
Recapitalized ordinary share		3,265,837
Warrants to subscribe		17,964,879
Common share not deemed outstanding		7,406,060
After-tax profits percentage					10.00%
Reserve funds percentage					50.00%
Statutory reserves (in Dollars)		$ 1,117,828			$ 919,407
Consolidated net assets (in Dollars)		$ 64,161,387			$ 49,756,268
Common Stock [Member]
Equity (Details) [Line Items]
Authorized share capital		458,694,920
Par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares issued				31,283,756
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, shares outstanding	[1]	50,099,149			9,737,486
Ordinary shares, shares issued	[1]	50,099,149			9,737,486
Ordinary shares, shares authorized	[1]	2,000,000,000			2,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.519008			$ 0.519008
Warrants to subscribe		14,371,901	17,964,879
Converted shares		1,000,000
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, shares outstanding	[1]	46,177,897			24,668,844
Ordinary shares, shares issued	[1]	46,177,897			24,668,844
Ordinary shares, shares authorized	[1]	2,300,000,000			2,300,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.519008			$ 0.519008
Converted shares		1,000,000
Ordinary shares		54,583,957
Baijiayun Group Ltd Equity [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, shares issued		25,936,012
Ordinary shares, shares authorized		2,000,000,000
Converted shares		1,000,000
Baijiayun Group Ltd Equity [Member] | Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, shares authorized		2,300,000,000
Converted shares		1,000,000
Common share not deemed outstanding		7,406,060
Beijing Hydrogen [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Acquisition of non-controlling interest		127,791
Baijia Cloud Technology Co Ltd [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Shares issued for business acquisition		1,804,630

[1]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4.